Equity (Summary of Dividends Declared) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Class of Stock [Line Items]
Common stock	$ 31,116	$ 47,951	$ 47,104
Total dividends declared	73,693	90,528	91,865
Series A
Class of Stock [Line Items]
Total dividends declared	0	0	2,539
Series D
Class of Stock [Line Items]
Total dividends declared	5,048	5,047	18,211
Series F
Class of Stock [Line Items]
Total dividends declared	8,849	8,849	8,849
Series G
Class of Stock [Line Items]
Total dividends declared	11,430	11,431	11,430
Series H
Class of Stock [Line Items]
Total dividends declared	7,125	7,125	2,494
Series I Preferred Stock
Class of Stock [Line Items]
Total dividends declared	$ 10,125	$ 10,125	$ 1,238